HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended	12 Months Ended
	Oct. 08, 2019	May 16, 2022	Jan. 31, 2022	Jun. 30, 2021	Jul. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 27, 2021
Retained Earnings (Accumulated Deficit)						$ 5,479,515	$ 5,104,316	$ 2,925,022
Proceeds from Issuance of Private Placement							1,127,000	$ 1,395,000
Subsequent Event [Member]
Proceeds from Issuance of Private Placement			$ 60,000
Private Placement [Member]
Proceeds from Issuance of Private Placement						$ 60,500	$ 1,083,000
Sanovas Ophthalmology LLC [Member]
Repayments of Related Party Debt				$ 390,358	$ 358,126
Sanovas Ophthalmology LLC [Member] | Subsequent Event [Member]
Repayments of Related Party Debt		$ 353,432
Option Exchange Agreement [Member]
Percentage of option to purchase of common stock	10.00%
Exchange Agreement [Member] | Pre-funded Warrant [Member]
Common stock, shares exchange									28,014,540
Warrant, shares exchanged									28,014,540
Warrant exercise price									$ 0.0001